Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Deer Park Refining Limited Partnership [member]
Disclosure of investments in associates and other [line items]
Ownership percentage	100.00%	49.995%